Subsequent Events (Details) - Subsequent Event [Member] $ / shares in Units, $ in Thousands					1 Months Ended		2 Months Ended
	Mar. 09, 2020 USD ($) $ / shares shares	Feb. 10, 2020 USD ($) $ / shares shares	Jan. 09, 2020 USD ($) $ / shares shares	Jan. 08, 2020 USD ($)	May 27, 2020 $ / shares shares	Apr. 28, 2020 ₪ / shares shares	May 31, 2020 USD ($) $ / shares shares	May 27, 2020 ₪ / shares	Feb. 17, 2020 USD ($)
Subsequent Events (Textual)
Public warrants issued to purchase ordinary shares	20,250,000		22,278,540				31,000,020
American Depository Share, ADSs	675,000		742,618				1,033,334
ADSs exercise prices | $ / shares	$ 1.50	$ 1.875	$ 3.45				$ 1.50
Reduced exercise price | $ / shares			$ 3.25
Gross proceeds | $	$ 1,012		$ 2,400				$ 1,550
Unregistered warrants issued to purchase ordinary shares			22,278,540
Private placement warrants			742,618
Aggregate number of ADSs, percentage				7.00%
Non-accountable expense allowance | $				$ 35
Deemed dividend | $			$ 715
Indication price, per indication | $									$ 200
Securities Purchase Agreement, description		The Company issued and sold (i) 1,825,000 units, each unit consisting of one ADS, and one warrant to purchase one ADS, at a price of USD 1.50 per Unit, and (ii) 1,508,334 pre-funded units each Pre-funded Unit consisting of one pre-funded warrant to purchase one ADS and one warrant, at a price of USD 1.49 per pre-funded unit. The offering of the units and pre-funded units closed on February 12, 2020.
Net proceeds from the offering | $		$ 4,200
Offering fee, description		Cash placement fee equal to 7.5% of the gross proceeds raised in the offering, a management fee equal to 1% of the gross proceeds raised in the offering, a payment for nonaccountable expenses of $50, a reimbursement for legal fees and expenses of USD 100, and USD 12.9 for closing fees.
Compensation warrants exercisable		250,000
Increase in authorized share capital						1,000,000,000
Options exercisable					3,750,000
Exercise price | $ / shares					$ 0.06
Options vest period					4 years
Chief Executive Officer [Member]
Subsequent Events (Textual)
Options exercisable					2,500,000
Exercise price | $ / shares					$ 0.06
Options vest period					4 years
NIS [Member]
Subsequent Events (Textual)
Ordinary shares, par value | ₪ / shares						₪ 0.25
Exercise price | ₪ / shares								₪ 0.224
NIS [Member] | Chief Executive Officer [Member]
Subsequent Events (Textual)
Exercise price | ₪ / shares								₪ 0.224
Placement agent warrants [Member]
Subsequent Events (Textual)
Aggregate number of ADSs, percentage				7.00%
Minimum [Member]
Subsequent Events (Textual)
ADSs exercise prices | $ / shares			$ 12.90
Maximum [Member]
Subsequent Events (Textual)
ADSs exercise prices | $ / shares			$ 78.75